UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: June 30, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

QS EMERGING MARKETS FUND

FORM N-Q

JUNE 30, 2016

QS EMERGING MARKETS FUND

Schedule of investments (unaudited)	June 30, 2016

SECURITY	SHARES	VALUE
COMMON STOCKS - 95.7%
CONSUMER DISCRETIONARY - 12.5%
Auto Components - 0.4%
Bharat Forge Ltd.	3,612	$40,988	(a)
Bosch Ltd.	174	58,461	(a)
Cheng Shin Rubber Industry Co., Ltd.	39,000	82,068	(a)
Hyundai Mobis Co., Ltd.	238	52,107	(a)

Total Auto Components		233,624

Automobiles - 3.1%
Bajaj Auto Ltd.	2,035	81,451	(a)
Brilliance China Automotive Holdings Ltd.	38,000	39,086	(a)
BYD Co., Ltd., Class H Shares	7,500	45,075	*(a)
Dongfeng Motor Group Co., Ltd., Class H Shares	36,000	37,878	(a)
Ford Otomotiv Sanayi AS	13,554	145,634	(a)
Geely Automobile Holdings Ltd.	70,000	38,075	(a)
Great Wall Motor Co., Ltd., Class H Shares	40,000	33,388	(a)
Hero MotoCorp Ltd.	1,059	49,582	(a)
Hyundai Motor Co.	637	75,456	(a)
Kia Motors Corp.	1,019	38,378	(a)
Mahindra and Mahindra Ltd.	5,420	115,071	(a)
Maruti Suzuki India Ltd.	1,381	86,252	(a)
PT Astra International Tbk	1,147,000	646,557	(a)
Tata Motors Ltd.	21,353	146,449	*(a)
Tofas Turk Otomobil Fabrikasi AS	23,398	193,093	(a)
UMW Holdings Berhad	36,200	51,658	(a)

Total Automobiles		1,823,083

Diversified Consumer Services - 0.4%
Kroton Educacional SA	34,940	147,926
New Oriental Education & Technology Group Inc., ADR	1,900	79,572

Total Diversified Consumer Services		227,498

Hotels, Restaurants & Leisure - 1.8%
Berjaya Sports Toto Berhad	70,701	53,299	(a)
Genting Berhad	136,300	277,386	(a)
Genting Malaysia Berhad	180,500	199,366	(a)
Kangwon Land Inc.	815	29,572	(a)
Minor International PCL	53,300	61,149	(a)
Minor International PCL	228,030	261,190	(a)
OPAP SA	28,390	195,410	(a)

Total Hotels, Restaurants & Leisure		1,077,372

Household Durables - 0.7%
Arcelik AS	44,975	296,671	(a)
Steinhoff International Holdings NV	21,899	125,451	(a)

Total Household Durables		422,122

Internet & Catalog Retail - 0.8%
Ctrip.com International Ltd., ADR	4,700	193,640	*
JD.com Inc., ADR	9,500	201,685	*
Vipshop Holdings Ltd., ADR	5,300	59,201	*

Total Internet & Catalog Retail		454,526

See Notes to Schedule of Investments.

QS EMERGING MARKETS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2016

SECURITY	SHARES	VALUE
Media - 2.4%
Alibaba Pictures Group Ltd.	210,000	$49,058	*(a)
Astro Malaysia Holdings Berhad	96,800	70,347	(a)
BEC World PCL	146,600	95,119	(a)
Cyfrowy Polsat SA	21,978	123,246	*(a)
Grupo Televisa SA	91,700	478,148
Naspers Ltd., Class N Shares	2,555	391,496	(a)
PT Media Nusantara Citra Tbk	312,500	52,019	(a)
PT Surya Citra Media Tbk	362,800	90,993	(a)
Zee Entertainment Enterprises Ltd.	9,416	63,851	(a)

Total Media		1,414,277

Multiline Retail - 1.5%
El Puerto de Liverpool SAB de CV, Class C1 Shares	5,800	61,367
Lojas Renner SA	16,500	121,684
PT Matahari Department Store Tbk	138,600	210,432	(a)
Robinson Department Store PCL	65,900	127,543	(a)
S.A.C.I. Falabella	37,901	288,491
Woolworths Holdings Ltd.	10,305	58,965	(a)

Total Multiline Retail		868,482

Specialty Retail - 0.7%
FF Group	3,792	70,516	*(a)
Home Product Center PCL	564,946	159,162	(a)
Hotai Motor Co., Ltd.	5,000	48,956	(a)
JUMBO SA	11,962	158,851	*(a)

Total Specialty Retail		437,485

Textiles, Apparel & Luxury Goods - 0.7%
Belle International Holdings Ltd.	65,000	38,395	(a)
CCC SA	2,761	112,307	(a)
LPP SA	145	185,800	(a)
Pou Chen Corp.	45,000	60,537	(a)
Shenzhou International Group Holdings Ltd.	8,000	38,689	(a)

Total Textiles, Apparel & Luxury Goods		435,728

TOTAL CONSUMER DISCRETIONARY		7,394,197

CONSUMER STAPLES - 12.9%
Beverages - 1.4%
AMBEV SA	29,600	175,538
Anadolu Efes Biracilik Ve Malt Sanayii AS	18,569	125,505	(a)
China Resources Beer Holdings Co., Ltd.	54,000	118,020	(a)
Coca-Cola Femsa SAB de CV, Series L Shares	4,900	40,604
Coca-Cola Icecek AS	6,167	75,599	(a)
Compania Cervecerias Unidas SA	6,304	73,862
Fomento Economico Mexicano SAB de CV	9,900	91,660
Tsingtao Brewery Co., Ltd., Class H Shares	20,000	69,454	(a)
United Spirits Ltd.	1,327	48,972	*(a)

Total Beverages		819,214

Food & Staples Retailing - 3.7%
Bid Corp., Ltd.	8,717	163,355	*
BIM Birlesik Magazalar AS	18,079	354,802	(a)
Cencosud SA	59,535	169,662
CP ALL PCL	96,800	138,852	(a)
CP ALL PCL	218,400	312,311	(a)
E-MART Inc.	280	42,073	(a)
Magnit PJSC, Registered Shares, GDR	9,094	302,523	(a)

See Notes to Schedule of Investments.

QS EMERGING MARKETS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2016

SECURITY	SHARES	VALUE
Food & Staples Retailing - (continued)
Massmart Holdings Ltd.	5,003	$42,953	(a)
Pick n Pay Stores Ltd.	11,371	55,428	(a)
President Chain Store Corp.	26,000	203,417	(a)
Shoprite Holdings Ltd.	13,909	157,426	(a)
Spar Group Ltd.	7,004	96,170	(a)
Sun Art Retail Group Ltd.	123,500	87,422	(a)
Wal-Mart de Mexico SAB de CV	30,000	72,167

Total Food & Staples Retailing		2,198,561

Food Products - 4.5%
BRF SA	4,600	64,626
Charoen Pokphand Foods PCL	205,400	168,049	(a)
China Huishan Dairy Holdings Co., Ltd.	205,000	84,076	(a)
China Mengniu Dairy Co., Ltd.	129,000	226,030	(a)
CJ CheilJedang Corp.	142	47,913	(a)
Felda Global Ventures Holdings Berhad	71,100	26,665	(a)
Genting Plantations Berhad	14,600	38,549	(a)
IOI Corp. Berhad	149,900	161,428	(a)
Kuala Lumpur Kepong Berhad	25,500	147,429	(a)
Nestle India Ltd.	560	54,295	(a)
ORION Corp.	61	49,908	(a)
Pioneer Foods Group Ltd.	5,306	62,358	(a)
PPB Group Berhad	32,200	132,160	(a)
PT Charoen Pokphand Indonesia Tbk	425,200	121,240	(a)
PT Indofood CBP Sukses Makmur Tbk	67,000	87,611	(a)
PT Indofood Sukses Makmur Tbk	263,800	145,143	(a)
Qinqin Foodstuffs Group (Cayman) Co., Ltd.	6,600	9,358	*(a)(b)
Thai Union Group PCL, Class F Shares	156,800	98,167	(a)
Tiger Brands Ltd.	5,383	132,831	(a)
Tingyi (Cayman Islands) Holding Corp.	78,000	74,318	(a)
Ulker Biskuvi Sanayi AS	13,026	95,394	(a)
Uni-President Enterprises Corp.	212,856	419,924	(a)
Want Want China Holdings Ltd.	271,000	194,377	(a)

Total Food Products		2,641,849

Household Products - 0.8%
Hindustan Unilever Ltd.	12,372	164,950	(a)
PT Unilever Indonesia Tbk	87,700	299,526	(a)

Total Household Products		464,476

Personal Products - 1.1%
Amorepacific Corp.	391	147,359	(a)
Amorepacific Group	396	57,957	(a)
Godrej Consumer Products Ltd.	2,978	71,159	(a)
Hengan International Group Co., Ltd.	33,000	277,433	(a)
LG Household & Health Care Ltd.	117	113,485	(a)

Total Personal Products		667,393

Tobacco - 1.4%
British American Tobacco (Malaysia) Berhad	9,000	117,738	(a)
ITC Ltd.	39,990	218,175	(a)
KT&G Corp.	1,314	155,752	(a)
PT Gudang Garam Tbk	29,000	151,640	(a)
PT Hanjaya Mandala Sampoerna Tbk	533,700	153,538	(a)

Total Tobacco		796,843

TOTAL CONSUMER STAPLES		7,588,336

See Notes to Schedule of Investments.

QS EMERGING MARKETS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2016

SECURITY	SHARES	VALUE
ENERGY - 8.2%
Energy Equipment & Services - 0.6%
Sapurakencana Petroleum Berhad	851,500	$312,523	(a)

Oil, Gas & Consumable Fuels - 7.6%
China Petroleum & Chemical Corp., Class H Shares	376,000	270,762	(a)
China Shenhua Energy Co., Ltd., Class H Shares	62,000	114,603	(a)
CNOOC Ltd.	251,000	313,362	(a)
Coal India Ltd.	16,208	75,326	(a)
Formosa Petrochemical Corp.	101,000	275,392	(a)
Gazprom PJSC, ADR	11,924	51,496	(a)
GS Holdings	1,644	68,459	(a)
IRPC PCL	305,900	41,437	(a)
Kunlun Energy Co., Ltd.	66,000	55,228	(a)
Lukoil PJSC	1,929	80,935	*
NovaTek OAO, Registered Shares, GDR	416	42,513	(a)
Oil & Natural Gas Corp., Ltd.	20,579	66,159	(a)
PetroChina Co., Ltd., Class H Shares	294,000	199,964	(a)
Petroleo Brasileiro SA	36,000	128,992	*
Petronas Dagangan Berhad	50,700	294,514	(a)
Polski Koncern Naftowy Orlen SA	16,524	289,141	(a)
Polskie Gornictwo Naftowe i Gazownictwo SA	89,241	127,355	(a)
PTT Exploration and Production PCL	28,300	67,448	(a)
PTT PCL	18,900	168,347	(a)
Reliance Industries Ltd.	26,719	384,923	(a)
S-Oil Corp.	1,068	70,676	(a)
Sasol Ltd.	10,842	294,340	(a)
SK Innovation Co., Ltd.	1,417	174,479	(a)
Tatneft	7,410	37,904	*
Thai Oil PCL	22,500	38,418	(a)
Tupras-Turkiye Petrol Rafinerileri AS	29,119	646,833	(a)
Ultrapar Participacoes SA	5,400	119,539

Total Oil, Gas & Consumable Fuels		4,498,545

TOTAL ENERGY		4,811,068

FINANCIALS - 14.4%
Banks - 10.6%
Akbank TAS	63,706	184,518	(a)
AMMB Holdings Berhad	53,100	58,490	(a)
Axis Bank Ltd.	6,793	54,037	(a)
Banco Bradesco SA	4,400	36,997
Banco de Chile	873,787	93,442
Banco de Credito e Inversiones	1,359	58,908
Banco Santander Chile	2,573,013	124,360
Bank of China Ltd., Class H Shares	217,800	87,401	(a)
Bank of the Philippine Islands	21,280	44,099	(a)
Bank Pekao SA	2,440	85,392	(a)
Bank Zachodni WBK SA	732	48,990	(a)
BDO Unibank Inc.	31,240	74,575	(a)
China Construction Bank Corp., Class H Shares	237,767	158,317	(a)
China Development Financial Holding Corp.	142,000	34,422	(a)
CIMB Group Holdings Berhad	96,100	104,492	(a)
Commercial International Bank	80,433	357,787	(a)
Credicorp Ltd.	2,000	308,660
CTBC Financial Holding Co., Ltd.	128,967	67,522	(a)

See Notes to Schedule of Investments.

QS EMERGING MARKETS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2016

SECURITY	SHARES	VALUE
Banks - (continued)
Grupo Financiero Banorte SAB de CV, Class O Shares	29,300	$163,756
Grupo Financiero Inbursa SAB de CV, Class O Shares	30,600	52,036
Grupo Financiero Santander Mexico SAB de CV, Class B Shares	26,800	48,638
Hana Financial Group Inc.	2,045	41,540	(a)
Hong Leong Bank Berhad	14,700	48,185	(a)
ICICI Bank Ltd.	14,295	51,058	(a)
Industrial & Commercial Bank of China Ltd., Class H Shares	213,246	118,460	(a)
Itau CorpBanca	9,555,185	81,119
Kasikornbank PCL	20,800	101,036	(a)
Kasikornbank PCL	40,700	200,132	(a)
KB Financial Group Inc.	2,520	71,888	(a)
Komercni Banka AS	6,610	247,668	(a)
Krung Thai Bank Public Co., Ltd.	129,500	60,291	(a)
Malayan Banking Berhad	72,900	147,515	(a)
Mega Financial Holding Co., Ltd.	88,000	66,545	(a)
OTP Bank PLC	12,908	289,405	(a)
Powszechna Kasa Oszczednosci Bank Polski SA	21,096	125,406	*(a)
PT Bank Central Asia Tbk	367,300	371,598	(a)
PT Bank Mandiri (Persero) Tbk	298,400	216,320	(a)
PT Bank Negara Indonesia (Persero) Tbk	307,000	121,375	(a)
PT Bank Rakyat Indonesia (Persero) Tbk	325,500	267,336	(a)
Public Bank Berhad	37,710	181,631	(a)
Sberbank of Russia PJSC	107,500	224,057	*
Security Bank Corp.	13,540	55,259	(a)
Shinhan Financial Group Co., Ltd.	2,721	89,838	(a)
Siam Commercial Bank PCL	23,700	93,840	(a)
Siam Commercial Bank PCL	31,100	123,019	(a)
Standard Bank Group Ltd.	13,385	117,331	(a)
State Bank of India	20,571	67,431	(a)
Turkiye Garanti Bankasi AS	67,796	180,910	(a)
Turkiye Halk Bankasi AS	23,308	70,156	(a)
Turkiye Is Bankasi, Class C Shares	41,672	66,805	(a)
Turkiye Vakiflar Bankasi T.A.O., Class D Shares	28,769	45,748	(a)
VTB Bank PJSC	71,000,000	75,828	*

Total Banks		6,265,569

Capital Markets - 0.1%
Brait SE	4,019	38,655	*(a)
Yuanta Financial Holding Co., Ltd.	98,050	31,779	(a)

Total Capital Markets		70,434

Diversified Financial Services - 1.1%
Ayala Corp.	6,110	110,888	(a)
FirstRand Ltd.	27,885	85,665	(a)
Fubon Financial Holding Co., Ltd.	45,000	52,993	(a)
Grupo de Inversiones Suramericana SA	6,649	87,185
GT Capital Holdings Inc.	1,920	59,004	(a)
Haci Omer Sabanci Holding AS	27,143	89,804	(a)
Metro Pacific Investments Corp.	417,400	62,019	(a)
Remgro Ltd.	5,625	97,459	(a)

Total Diversified Financial Services		645,017

See Notes to Schedule of Investments.

QS EMERGING MARKETS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2016

SECURITY	SHARES	VALUE
Insurance - 0.8%
Cathay Financial Holding Co., Ltd.	45,350	$49,593	(a)
China Life Insurance Co., Ltd., Class H Shares	20,000	43,096	(a)
China Pacific Insurance (Group) Co., Ltd., Class H Shares	12,800	43,696	(a)
Ping An Insurance Group Co. of China Ltd., Class H Shares	16,000	70,788	(a)
Powszechny Zaklad Ubezpieczen SA	13,933	101,353	(a)
Samsung Fire & Marine Insurance Co., Ltd.	246	56,302	(a)
Samsung Life Insurance Co., Ltd.	372	32,579	(a)
Sanlam Ltd.	16,189	66,589	(a)

Total Insurance		463,996

Real Estate Investment Trusts (REITs) - 0.2%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	68,303	68,641	(a)
Fibra Uno Administracion SA de CV	34,300	73,075

Total Real Estate Investment Trusts (REITs)		141,716

Real Estate Management & Development - 1.0%
Ayala Land Inc.	161,800	133,818	(a)
Central Pattana PCL	42,300	72,146	(a)
China Overseas Land & Investment Ltd.	16,060	51,253	(a)
PT Bumi Serpong Damai Tbk	338,200	54,304	(a)
PT Lippo Karawaci Tbk	816,300	70,927	(a)
PT Summarecon Agung Tbk	388,400	53,559	(a)
SM Prime Holdings Inc.	199,400	116,405	(a)
Talaat Moustafa Group	69,432	38,170	(a)

Total Real Estate Management & Development		590,582

Thrifts & Mortgage Finance - 0.6%
Housing Development Finance Corp., Ltd.	16,460	306,882	(a)
Indiabulls Housing Finance Ltd.	4,011	40,167	(a)

Total Thrifts & Mortgage Finance		347,049

TOTAL FINANCIALS		8,524,363

HEALTH CARE - 4.9%
Biotechnology - 0.6%
3SBio Inc.	74,000	76,284	*(a)
Celltrion Inc.	3,646	306,978	*(a)

Total Biotechnology		383,262

Health Care Equipment & Supplies - 0.1%
Shandong Weigao Group Medical Polymer Co., Ltd., Class H Shares	104,000	59,153	(a)

Health Care Providers & Services - 1.0%
Apollo Hospitals Enterprise Ltd.	1,650	32,221	(a)
Life Healthcare Group Holdings Ltd.	31,732	78,147	(a)
Netcare Ltd.	42,564	89,785	(a)
Shanghai Pharmaceuticals Holding Co., Ltd., Class H Shares	38,400	85,214	(a)
Sinopharm Group Co., Ltd., Class H Shares	65,200	314,148	(a)

Total Health Care Providers & Services		599,515

Pharmaceuticals - 3.2%
Aspen Pharmacare Holdings Ltd.	15,247	377,451	(a)
Aurobindo Pharma Ltd.	6,790	74,609	(a)
China Medical System Holdings Ltd.	99,000	151,996	(a)
Cipla Ltd.	5,597	41,618	(a)
CSPC Pharmaceutical Group Ltd.	268,000	238,215	(a)
Dr. Reddy’s Laboratories Ltd.	1,786	90,149	(a)
Hanmi Pharm. Co., Ltd.	259	160,098	(a)

See Notes to Schedule of Investments.

QS EMERGING MARKETS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2016

SECURITY	SHARES	VALUE
Pharmaceuticals - (continued)
Hanmi Science Co., Ltd.	591	$79,170	(a)
Lupin Ltd.	3,790	86,949	(a)
Luye Pharma Group Ltd.	73,000	44,848	*(a)
Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H Shares	21,000	51,229	(a)
Sino Biopharmaceutical Ltd.	279,000	182,759	(a)
Sun Pharmaceutical Industries Ltd.	15,482	175,409	(a)
Yuhan Corp.	407	108,200	(a)

Total Pharmaceuticals		1,862,700

TOTAL HEALTH CARE		2,904,630

INDUSTRIALS - 9.5%
Aerospace & Defense - 0.1%
Embraer SA	14,900	81,172

Airlines - 0.4%
China Airlines Ltd.	146,000	43,976	*(a)
EVA Airways Corp.	101,000	46,378	*(a)
Turk Hava Yollari Anonim Ortakligi	62,119	124,461	*(a)

Total Airlines		214,815

Commercial Services & Supplies - 0.1%
China Everbright International Ltd.	34,000	38,113	(a)

Construction & Engineering - 1.5%
China Communications Construction Co., Ltd., Class H Shares	102,000	110,677	(a)
China Railway Group Ltd., Class H Shares	45,000	33,879	(a)
China State Construction International Holdings Ltd.	34,000	45,145	(a)
Dialog Group Berhad	141,264	53,993	(a)
Gamuda Berhad	69,000	83,181	(a)
IJM Corp. Berhad	126,800	109,772	(a)
Larsen & Toubro Ltd.	10,422	232,431	(a)
PT Waskita Karya Persero Tbk	1,188,200	230,076	(a)

Total Construction & Engineering		899,154

Electrical Equipment - 0.3%
Bharat Heavy Electricals Ltd.	23,215	44,299	(a)
Teco Electric & Machinery Co., Ltd.	111,000	93,783	(a)
Zhuzhou CRRC Times Electric Co., Ltd.	7,500	41,521	(a)

Total Electrical Equipment		179,603

Industrial Conglomerates - 4.4%
Aboitiz Equity Ventures Inc.	94,100	157,202	(a)
Alfa SAB de CV, Class A Shares	52,371	90,032
Alliance Global Group Inc.	131,700	41,560	(a)
Beijing Enterprises Holdings Ltd.	8,500	48,525	(a)
Bidvest Group Ltd.	60,859	573,355	(a)
CITIC Ltd.	109,000	159,392	(a)
DMCI Holdings Inc.	202,050	54,425	(a)
Far Eastern New Century Corp.	175,406	131,193	(a)
Fosun International Ltd.	35,000	45,427	(a)
Grupo Carso SA de CV, Series A1 Shares	11,400	49,060
Hap Seng Consolidated Berhad	21,100	40,400	(a)
JG Summit Holdings Inc.	138,940	255,674	(a)
Koc Holding AS	60,990	278,738	(a)
LG Corp.	718	39,732	(a)
Samsung C&T Corp.	596	63,784	(a)

See Notes to Schedule of Investments.

QS EMERGING MARKETS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2016

SECURITY	SHARES	VALUE
Industrial Conglomerates - (continued)
Siemens Ltd.	3,049	$59,641	(a)
Sime Darby Berhad	104,200	196,185	(a)
SK Holdings Co., Ltd.	251	44,213	(a)
SM Investments Corp.	7,770	160,335	(a)
Turkiye Sise ve Cam Fabrikalari AS	85,550	105,874	(a)

Total Industrial Conglomerates		2,594,747

Machinery - 0.7%
Ashok Leyland Ltd.	36,428	53,496	(a)
China Conch Venture Holdings Ltd.	17,500	34,700	(a)
CRRC Corp. Ltd., Class H Shares	55,700	50,199	(a)
Eicher Motors Ltd.	428	121,955	(a)
Hiwin Technologies Corp.	10,067	46,890	(a)
Hyundai Heavy Industries Co., Ltd.	372	34,815	*(a)
Weg SA	14,440	61,764

Total Machinery		403,819

Marine - 0.2%
Evergreen Marine Corp. (Taiwan) Ltd.	99,440	36,895	(a)
MISC Berhad	46,800	86,684	(a)

Total Marine		123,579

Road & Rail - 0.2%
Container Corp. of India Ltd.	1,804	38,304	(a)
Localiza Rent A Car SA	4,100	44,034

Total Road & Rail		82,338

Trading Companies & Distributors - 0.3%
PT AKR Corporindo Tbk	406,400	197,665	(a)

Transportation Infrastructure - 1.3%
Adani Ports and Special Economic Zone Ltd.	30,339	93,522	(a)
CCR SA	22,200	116,104
China Merchants Holdings International Co., Ltd.	18,000	48,252	(a)
Grupo Aeroportuario del Pacifico SAB de CV, Class B Shares	5,700	58,598
Grupo Aeroportuario del Sureste SAB de CV, Class B Shares	3,895	62,064
Malaysia Airports Holdings Berhad	31,200	47,333	(a)
Promotora y Operadora de Infraestructura SAB de CV	4,995	61,478
PT Jasa Marga (Persero) Tbk	374,200	149,790	(a)
TAV Havalimanlari Holding AS	21,003	90,376	(a)
Westports Holdings Berhad	57,500	60,173	(a)

Total Transportation Infrastructure		787,690

TOTAL INDUSTRIALS		5,602,695

INFORMATION TECHNOLOGY - 3.8%
Electronic Equipment, Instruments & Components - 0.1%
Hon Hai Precision Industry Co., Ltd.	20,182	51,930	(a)

Internet Software & Services - 1.6%
Alibaba Group Holding Ltd., ADR	3,300	262,449	*
Baidu Inc., ADR	900	148,635	*
Naver Corp.	63	39,173	(a)
NetEase Inc., ADR	300	57,966
Tencent Holdings Ltd.	18,900	431,064	(a)

Total Internet Software & Services		939,287

See Notes to Schedule of Investments.

QS EMERGING MARKETS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2016

SECURITY	SHARES	VALUE
IT Services - 1.4%
Cielo SA	29,544	$311,415
HCL Technologies Ltd.	5,110	55,444	(a)
Infosys Ltd.	13,546	235,806	(a)
Tata Consultancy Services Ltd.	3,744	141,418	(a)
Wipro Ltd.	8,798	73,179	(a)

Total IT Services		817,262

Semiconductors & Semiconductor Equipment - 0.3%
SK Hynix Inc.	1,434	40,757	(a)
Taiwan Semiconductor Manufacturing Co., Ltd.	27,715	140,143	(a)

Total Semiconductors & Semiconductor Equipment		180,900

Software - 0.1%
Totvs SA	3,400	32,325

Technology Hardware, Storage & Peripherals - 0.3%
Samsung Electronics Co., Ltd.	168	209,136	(a)

TOTAL INFORMATION TECHNOLOGY		2,230,840

MATERIALS - 10.2%
Chemicals - 2.7%
Asian Paints Ltd.	8,620	127,598	(a)
Formosa Chemicals & Fibre Corp.	32,000	80,505	(a)
Formosa Plastics Corp.	40,000	96,627	(a)
Grupa Azoty SA	4,150	72,726	(a)
Indorama Ventures PCL	50,600	41,759	(a)
LG Chem Ltd.	368	84,165	(a)
Lotte Chemical Corp.	150	37,380	(a)
Mexichem SAB de CV	12,800	26,983
Nan Ya Plastics Corp.	54,000	102,862	(a)
Petronas Chemicals Group Berhad	336,000	551,409	(a)
PTT Global Chemical PCL	62,200	104,876	(a)
Sinopec Shanghai Petrochemical Co., Ltd., Class H Shares	324,000	149,358	(a)
Synthos SA	49,927	45,736	(a)
UPL Ltd.	8,822	72,397	(a)

Total Chemicals		1,594,381

Construction Materials - 3.4%
Ambuja Cements Ltd.	29,593	112,586	(a)
Anhui Conch Cement Co., Ltd., Class H Shares	123,500	301,370	(a)
Asia Cement Corp.	56,643	49,248	(a)
Cementos Argos SA	39,188	159,925
Cemex SAB de CV	197,056	121,903	*
China National Building Material Co., Ltd., Class H Shares	216,000	95,256	(a)
Grupo Argos SA	24,003	152,028
Lafarge Malaysia Berhad	44,900	87,218	(a)
PT Indocement Tunggal Prakarsa Tbk	197,000	252,458	(a)
PT Semen Indonesia (Persero) Tbk	463,300	329,234	(a)
Shree Cement Ltd.	348	74,988	(a)
Siam Cement PCL, Registered Shares	9,100	123,932	(a)
Taiwan Cement Corp.	49,000	48,949	(a)
Ultratech Cement Ltd.	1,443	73,178	(a)

Total Construction Materials		1,982,273

Containers & Packaging - 0.1%
Klabin SA	7,700	36,962

See Notes to Schedule of Investments.

QS EMERGING MARKETS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2016

SECURITY	SHARES	VALUE
Metals & Mining - 3.5%
Alrosa PAO	48,600	$52,350	*
Aluminum Corporation of China Ltd., Class H Shares	340,000	108,150	*(a)
AngloGold Ashanti Ltd.	6,132	111,579	*(a)
Compania de Minas Buenaventura SA, ADR	12,900	154,155	*
Gold Fields Ltd.	10,916	53,226	(a)
Grupo Mexico SAB de CV, Series B Shares	51,000	119,504
Hindalco Industries Ltd.	33,568	61,787	(a)
Hyundai Steel Co.	824	33,203	(a)
Industrias Penoles SAB de CV	1,995	47,630
Jiangxi Copper Co., Ltd., Class H Shares	106,000	119,044	(a)
JSW Steel Ltd.	2,388	52,120	(a)
KGHM Polska Miedz SA	12,703	213,854	(a)
Korea Zinc Co., Ltd.	82	36,175	(a)
MMC Norilsk Nickel PJSC, ADR	12,942	172,277	(a)
POSCO	462	81,626	(a)
Severstal PAO	5,570	60,930	*
Sibanye Gold Ltd.	13,184	45,106	(a)
Southern Copper Corp.	5,800	156,484
Tata Steel Ltd.	12,132	58,563	(a)
Vale SA	18,000	91,168
Vedanta Ltd.	32,797	64,540	(a)
Zijin Mining Group Co., Ltd., Class H Shares	508,000	169,927	(a)

Total Metals & Mining		2,063,398

Paper & Forest Products - 0.5%
Empresas CMPC SA	80,511	166,782
Nine Dragons Paper Holdings Ltd.	155,000	118,661	(a)
Sappi Ltd.	9,241	43,103	*(a)

Total Paper & Forest Products		328,546

TOTAL MATERIALS		6,005,560

TELECOMMUNICATION SERVICES - 12.9%
Diversified Telecommunication Services - 3.7%
Alibaba Health Information Technology Ltd.	48,000	35,291	*(a)
Bharti Infratel Ltd.	29,064	149,207	(a)
China Telecom Corp., Ltd., Class H Shares	200,000	89,507	(a)
China Unicom (Hong Kong) Ltd.	88,000	91,551	(a)
Chunghwa Telecom Co., Ltd.	82,000	296,200	(a)
KT Corp.	2,989	76,961	(a)
LG Uplus Corp.	13,232	125,237	(a)
PT Telekomunikasi Indonesia Persero Tbk	2,673,900	811,309	(a)
Rostelecom PJSC	43,220	62,195	*
Telekom Malaysia Berhad	46,400	78,039	(a)
Telkom South Africa SOC Ltd.	8,216	37,130	(a)
True Corp. PCL	548,800	112,530	(a)
True Corp. PCL	428,962	87,892	(a)
Turk Telekomunikasyon AS	71,080	150,469	(a)

Total Diversified Telecommunication Services		2,203,518

Wireless Telecommunication Services - 9.2%
Advanced Info Service PCL, Registered Shares	59,900	269,328	(a)
Advanced Info Service PCL	43,200	195,255	(a)
America Movil SAB de CV, Series L Shares	477,086	293,309
Axiata Group Berhad	122,300	171,170	(a)
Bharti Airtel Ltd.	60,627	328,580	(a)

See Notes to Schedule of Investments.

QS EMERGING MARKETS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2016

SECURITY	SHARES	VALUE
Wireless Telecommunication Services - (continued)
China Mobile Ltd.	89,500	$1,034,899	(a)
DiGi.Com Berhad	180,000	213,752	(a)
Far EasTone Telecommunications Co., Ltd.	43,000	103,912	(a)
Globe Telecom Inc.	3,780	190,599	(a)
Idea Cellular Ltd.	80,479	127,396	(a)
Maxis Berhad	98,100	143,778	(a)
MegaFon PJSC, Registered Shares, GDR	4,125	43,018	(a)
Mobile TeleSystems PJSC, ADR	18,700	154,836
MTN Group Ltd.	42,666	417,240	(a)
Philippine Long Distance Telephone Co.	11,030	508,552	(a)
PT Tower Bersama Infrastructure Tbk	155,100	77,265	(a)
PT XL Axiata Tbk	232,400	64,604	*(a)
Sistema JSFC, Registered Shares, GDR	7,444	56,554	(a)
SK Telecom Co., Ltd.	1,259	235,587	(a)
Taiwan Mobile Co., Ltd.	29,000	101,505	(a)
Tim Participacoes SA	42,600	90,709
Turkcell Iletisim Hizmetleri AS	141,088	519,648	*(a)
Vodacom Group Ltd.	7,965	91,095	(a)

Total Wireless Telecommunication Services		5,432,591

TOTAL TELECOMMUNICATION SERVICES		7,636,109

UTILITIES - 6.4%
Electric Utilities - 3.2%
CEZ AS	15,503	264,802	(a)
Enea SA	26,348	66,460	(a)
Energa SA	26,238	63,141	(a)
Enersis Americas SA	414,481	71,039
Enersis Chile SA	397,873	46,888
Equatorial Energia SA	7,500	113,587
Korea Electric Power Corp.	7,585	400,284	(a)
PGE Polska Grupa Energetyczna SA	82,698	247,242	(a)
Tata Power Co., Ltd.	112,934	123,497	(a)
Tauron Polska Energia SA	121,824	87,491	(a)
Tenaga Nasional Berhad	113,400	396,701	(a)

Total Electric Utilities		1,881,132

Gas Utilities - 0.9%
China Gas Holdings Ltd.	64,000	97,612	(a)
China Resources Gas Group Ltd.	22,000	67,114	(a)
ENN Energy Holdings Ltd.	22,000	108,884	(a)
GAIL India Ltd.	32,420	185,541	(a)
Petronas Gas Berhad	14,200	77,463	(a)

Total Gas Utilities		536,614

Independent Power and Renewable Electricity Producers - 1.7%
AES Gener SA	71,571	35,053
CGN Power Co., Ltd., Class H Shares	550,000	154,213	(a)
China Longyuan Power Group Corp., Ltd., Class H Shares	83,000	68,827	(a)
China Power International Development Ltd.	123,000	45,581	(a)
China Resources Power Holdings Co., Ltd.	56,000	83,832	(a)
Colbun SA	207,735	50,308
Empresa Nacional de Electricidad SA	63,667	58,869
Endesa Americas SA	66,124	30,471
Huaneng Power International Inc., Class H Shares	104,000	64,432	(a)
Huaneng Renewables Corp., Ltd., Class H Shares	170,000	56,758	(a)
NTPC Ltd.	133,205	307,933	(a)
Tractebel Energia SA	6,300	75,134

Total Independent Power and Renewable Electricity Producers		1,031,411

See Notes to Schedule of Investments.

QS EMERGING MARKETS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2016

SECURITY	SHARES	VALUE
Multi-Utilities - 0.1%
YTL Corp. Berhad	167,500	$69,378	(a)

Water Utilities - 0.5%
Beijing Enterprises Water Group Ltd.	122,000	74,131	(a)
Companhia de Saneamento Basico do Estado de Sao Paulo	9,900	89,622
Guangdong Investment Ltd.	80,000	122,826	(a)

Total Water Utilities		286,579

TOTAL UTILITIES		3,805,114

TOTAL COMMON STOCKS (Cost - $66,230,307)		56,502,912

PREFERRED STOCKS - 2.1%
CONSUMER DISCRETIONARY - 0.2%
Multiline Retail - 0.2%
Lojas Americanas SA	17,340	86,800

CONSUMER STAPLES - 0.1%
Beverages - 0.1%
Embotelladora Andina SA, Class B Shares	12,796	45,071

ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Petroleo Brasileiro SA	48,100	141,052	*

FINANCIALS - 0.7%
Banks - 0.6%
Banco Bradesco SA	11,572	90,708
Bancolombia SA	14,977	130,651
Grupo Aval Acciones y Valores SA	120,610	48,725
Itau Unibanco Holding SA	12,850	121,208

Total Banks		391,292

Diversified Financial Services - 0.1%
Grupo de Inversiones Suramericana SA	3,300	42,458

TOTAL FINANCIALS		433,750

INFORMATION TECHNOLOGY - 0.1%
Technology Hardware, Storage & Peripherals - 0.1%
Samsung Electronics Co., Ltd.	37	38,198	(a)

MATERIALS - 0.4%
Chemicals - 0.2%
Sociedad Quimica y Minera de Chile SA, Class B Shares	5,699	141,142

Metals & Mining - 0.2%
Vale SA	26,600	107,897

TOTAL MATERIALS		249,039

TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.4%
Telefonica Brasil SA	19,200	262,989

TOTAL PREFERRED STOCKS (Cost - $1,626,499)		1,256,899

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $67,856,806)		57,759,811

See Notes to Schedule of Investments.

QS EMERGING MARKETS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2016

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 1.7%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost - $991,336)	0.479%	991,336	$991,336

TOTAL INVESTMENTS - 99.5% (Cost - $68,848,142#)			58,751,147
Other Assets in Excess of Liabilities - 0.5%			293,479

TOTAL NET ASSETS - 100.0%			$59,044,626

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(b)	Illiquid security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
GDR	— Global Depositary Receipts
PJSC	— Private Joint Stock Company

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

QS Emerging Markets Fund (formerly QS Batterymarch Emerging Markets Fund ) (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Consumer Discretionary	$1,631,714	$5,762,483	—	$7,394,197
Consumer Staples	851,474	6,727,504	$9,358	7,588,336
Energy	367,370	4,443,698	—	4,811,068
Financials	1,428,061	7,096,302	—	8,524,363
Health Care	—	2,904,630	—	2,904,630
Industrials	624,306	4,978,389	—	5,602,695
Information Technology	812,790	1,418,050	—	2,230,840
Materials	1,346,804	4,658,756	—	6,005,560
Telecommunication Services	601,049	7,035,060	—	7,636,109
Utilities	570,971	3,234,143	—	3,805,114
Preferred Stocks:
Information Technology	—	38,198	—	38,198
Other Preferred Stocks	1,218,701	—	—	1,218,701

Total Long-Term Investments	$9,453,240	$48,297,213	$9,358	$57,759,811

Short-Term Investments†	991,336	—	—	991,336

Total Investments	$10,444,576	$48,297,213	$9,358	$58,751,147

Other Financial Instruments:
Futures Contracts	$58,868	—	—	$58,868

Total	$10,503,444	$48,297,213	$9,358	$58,810,015

†	See Schedule of Investments for additional detailed categorizations.

For the period ended June 30, 2016, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At June 30, 2016, securities valued at $46,260,691 were classified as Level 2 within the fair value hierarchy because fair value procedures were applied when the change in value of a domestic equity security index suggested that the closing prices on foreign exchanges may no longer have represented the value of those securities at the time of closing of the NYSE.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At June 30, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$3,109,592
Gross unrealized depreciation	(13,206,587)

Net unrealized depreciation	$(10,096,995)

At June 30, 2016, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation
Contracts to Buy:
Mini MSCI Emerging Markets Index Futures	31	9/16	$1,234,917	$1,293,785	$58,868

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date: August 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date: August 22, 2016

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: August 22, 2016